Allianz Variable Insurance Products Fund of Funds Trust
                       Supplement dated December 10, 2007
           To the Prospectus and Statement of Additional Information dated May 1, 2007, as supplemented June 20, June 27, and September 21, 2007

  This supplement updates certain information contained in the prospectus and statement of additional information (SAI) and should be attached to the prospectus and SAI and retained for future reference.

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Effective   December   10,   2007,   Allianz   Life   Advisers,   LLC   replaced
OppenheimerFunds, Inc. with Schroder Investment Management North America Inc. as the subadviser to the AZL Oppenheimer Developing Markets Fund. The following name change is effective December 10, 2007. All references to the previous name in the prospectus and Statement of Additional Information are hereby replaced with the new name.

   New Name                                       Previous Name
   AZL(SM) Schroder Emerging Markets Equity Fund  AZL(SM) Oppenheimer Developing
                                                  Markets Fund


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